Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan
Movement in retirement benefit obligations

	2024 $m	2023 $m	2022 $m

At 1 January	66	66	92

Recognised in profit or loss

Interest expense	5	3	2

	5	3	2

Recognised in other comprehensive income

Actuarial (gain)/ loss arising from changes in:

Demographic assumptions	–	(1)	(1)

Financial assumptions	(3)	2	(22)

Experience adjustments	(1)	1	2

Re-measurement (gain)/ loss	(4)	2	(21)

Exchange and other adjustments	7	–	(2)

	3	2	(23)

Other

Group contributions	(6)	(5)	(5)

	(6)	(5)	(5)

At 31 December	68	66	66

Comprising:

UK plan	17	19	18

US plans	31	34	35

US post-retirement plan	13	13	13

Other post-employment benefit plans	7	–	–

	68	66	66

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2024%	2023%	2022%

UK plan only:

Pension increases	3.2	3.1	3.2

Inflation rate	3.2	3.1	3.2

Discount rate:

UK plan	5.6	4.8	5.0

US plans	5.3	4.7	4.9

US post-retirement plan	5.3	4.7	4.9

US healthcare cost trend rate assumed for the next year:

Pre-65 (ultimate rate reached in 203 5 )	8.6	7.8	6.9

Post-65 (ultimate rate reached in 203 5 )	9.7	8.6	7.3

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

	UK			US

	2024 years	2023 years	2022 years	2024 years	2023 years	2022 years

Current pensioners at 65 a – male	23	23	24	22	22	22

– female	25	25	26	23	23	23

Future pensioners at 65 b – male	23	23	25	23	23	23

– female	25	25	27	25	25	25

a.	Relates to assumptions based on longevity following retirement at the end of the reporting period.

b.	Relates to assumptions based on longevity relating to an employee retiring in 2044 .

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the increase/(decrease) in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2024 $m	2023 $m

Discount rate	1% decrease	5	6

	1% increase	(5)	(6)

Inflation rate	0.25% decrease	(1)	(1)

	0.25% increase	–	1

Mortality rate	One-year increase	2	3

Healthcare costs trend rate	1% decrease	(1)	(1)

	1% increase	1	1

Summary of Estimated Future Benefit Payments
Estimated future benefit payments

	2024 $m	2023 $m

Within one year	5	5

Between one and five years	20	21

More than five years	81	86

	106	112
Average duration of pension obligations

	2024 years	2023 years

UK plan	12.0	13.0

US plans	7.1	7.5

US post-retirement plan	7.4	8.0